Subsequent Events (Details Textual) - Subsequent Event [Member] $ in Millions	1 Months Ended
Oct. 31, 2018 USD ($)
Subsequent Event [Line Items]
Proceeds from Issuance of Secured Debt	$ 19.7
Ardmore Dauntless and Ardmore Defender [Member]
Subsequent Event [Line Items]
Sale Leaseback Transaction, Lease Terms	12 years
Ardmore Explorer and Ardmore Encounter [Member]
Subsequent Event [Line Items]
Sale Leaseback Transaction, Lease Terms	7 years